OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Advances for the purchase of capital equipment	$ 18.5	$ 66.4
Deferred consideration from the sale of Sadiola	15.2	19.6
Royalty interests	13.5	7.2
Long-term prepayment	3.3	3.6
Income taxes receivable	3.7	2.7
Hedge derivatives	0.0	7.0
Non-hedge derivatives	0.4	6.7
Other	5.5	7.5
Other assets	76.3	128.8
Côté Gold project
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Advances for the purchase of capital equipment	14.5	59.0
Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and bond fund investments	14.2	6.1
Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and bond fund investments	$ 2.0	$ 2.0